Investment Strategy	Oct. 31, 2025
FRANKLIN CONVERTIBLE SECURITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in convertible securities (and common stock received upon conversion of convertible securities). A convertible security is generally a debt security or preferred stock that may be converted within a specified period of time into common stock of the same or a different issuer. By investing in convertible securities, the Fund seeks the opportunity to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market.

A convertible security shares features of both equity and debt securities. Like an equity security, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Like a debt security, a convertible security provides a fixed income stream and also tends to increase in value when interest rates fall and decrease in value when interest rates rise.

When choosing convertible securities for this Fund, the investment manager attempts to maintain a balance in the portfolio between the equity and debt characteristics of convertible securities with an emphasis on the equity features. The investment manager also considers the company’s long-term earnings, asset value and cash flow potential. Some of the convertible securities in which the Fund may invest have been structured to provide enhanced yield, increased equity exposure, or enhanced downside protection. These securities, generally referred to as enhanced convertible securities, typically provide a benefit to the issuer in exchange for the enhanced features, such as a conversion premium that is paid by the Fund. The Fund may invest in convertible securities of companies of any capitalization size, but generally seeks to make its portfolio representative of the entire convertible securities market.

Convertible securities generally fall within the lower-rated categories as determined by securities rating agencies. Therefore, the Fund may invest up to 100% of its assets in securities that are rated below investment grade. The Fund may invest up to 20% of its net assets in other securities, such as common or preferred stocks. The Fund currently intends to limit its investments in foreign securities to 25% or less of its total assets.

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors such as technology and healthcare.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in convertible securities (and common stock received upon conversion of convertible securities).
FRANKLIN EQUITY INCOME FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its net assets in equity securities, including securities convertible into common stocks. The Fund generally invests primarily in common stocks, and the remainder of its assets in other equity-related instruments such as convertible securities, equity-linked notes (ELNs) and real estate investment trusts (REITs).

While the Fund does not concentrate in any one industry, from time to time, based on economic conditions, it may make significant investments in certain sectors.

The Fund may invest in foreign securities, but does not currently anticipate investing more than 15% of its total assets in securities of issuers domiciled outside the United States.

The Fund’s strategy is to invest in a broadly diversified portfolio of equity securities that the Fund’s investment manager considers to be financially strong, with a focus on "blue chip" companies. The investment manager applies a "bottom-up" approach to investing in individual securities. The investment manager will assess the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, cash flow potential and balance sheet strength. The investment manager also considers various financial metrics including, but not limited to, a company's price/earnings ratio, return on capital, profit margins and asset value. The Fund’s investment manager considers dividend yield and the opportunity for dividend growth in selecting stocks for the Fund because the investment manager believes that, over time, dividend income can contribute significantly to total return and can be a more consistent source of investment return than capital appreciation. The Fund may also invest up to 10% of its net assets in REITs.

Franklin Managed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests in a diversified portfolio of stocks (substantially dividend paying) and debt securities. The Fund normally invests at least 25% of its total assets in debt securities, including bonds, notes, debentures and money market securities. In addition, the Fund normally invests at least 25% of its total assets in equity securities, primarily common and preferred stock. To the extent that the value of convertible and preferred securities can be attributed to their debt characteristics, they will be treated as debt securities for purposes of this investment policy.

The Fund seeks income by investing in a combination of fixed or floating rate corporate, agency and government bonds issued in the United States and other countries, as well as common stocks of companies in any market capitalization range and convertible securities. The Fund seeks capital appreciation by investing in equity securities and convertible securities of companies from a variety of industries.

The Fund generally invests in investment grade debt securities. The Fund may invest in debt securities of any duration. The Fund does not currently anticipate investing more than 25% of its total assets in securities of issuers domiciled outside the United States.

The Fund also invests in equity-linked notes, which are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form.

The Fund may, from time to time, use (i) equity-related derivatives, which may include call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, (ii) interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts, (iii) currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options and (iv) credit-related derivatives, such as credit default swaps and options on credit default swaps for various purposes, including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments or markets in more efficient or less expensive ways and/or hedging risks. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected securities, markets, interest rates, countries, currencies, credits or durations.

The investment manager applies a “bottom-up” approach to investing in individual securities. The investment manager will assess the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, profit margins and liquidation value. In determining an optimal mix of equity and fixed-income investments for the Fund, the investment manager assesses changing economic, market and industry conditions.

Under normal market conditions, the Fund employs a managed distribution policy that is designed to provide shareholders with regular distributions from their investment. Under this policy, the Fund distributes twelve level monthly payments throughout each calendar year to enable shareholders to estimate the distributions they will receive from the Fund; however, the twelfth monthly payment may be greater than the initially anticipated amount if additional income or capital gains are required to be distributed. The targeted annual payout rate for all share classes is between approximately 2.75% and 6.25% per share based on the last net asset value of the Fund of the prior calendar year in which the distribution is being made

(e.g., for distributions made in 2025, the targeted annual payout rate for all share classes will be based on the Fund’s net asset value on December 31, 2024). The distribution rate will vary by class based on the expenses of each class. Every year, the investment manager will undertake to determine if an adjustment should be made to the monthly rate.

It is possible to lose money by investing in the Fund notwithstanding the managed distribution policy. There can be no assurance or guarantee that the Fund will provide a fixed stable level of distributions at any time or over any period of time. An investment in the Fund could lose money over short, intermediate, or even long periods of time.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests in a diversified portfolio of stocks (substantially dividend paying) and debt securities.
FRANKLIN FLOATING RATE DAILY ACCESS FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests at least 80% of its net assets in income-producing floating interest rate corporate loans and corporate debt securities made to or issued by U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities. Floating interest rates vary with and are periodically adjusted to a generally recognized base interest rate such as the Secured Overnight Financing Rate (SOFR) or the Prime Rate. The Fund may invest in companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

Floating interest rate corporate loans and debt securities, also called bank loans or senior floating rate interests (collectively, floating rate investments), generally have credit ratings below investment grade and may be subject to restrictions on resale. Under normal market conditions, the Fund invests at least 75% of its net assets in floating rate investments that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager. Under normal market conditions, the Fund may invest up to 25% of its net assets in floating rate investments that are rated below B- by an NRSRO or, if unrated, are determined to be of comparable quality by the investment manager.

The Fund's floating rate investments typically hold the most senior position in the capitalization structure of a company and are generally secured by specific collateral. Such senior position means that, in case the company becomes insolvent, the lenders or security holders in a senior position like the Fund's position will typically be paid before other unsecured or subordinated creditors of the company from the assets of the company.

The Fund typically invests in a corporate loan or corporate debt security if the investment manager judges that the borrower can meet the scheduled payments of interest and principal on the obligation. The investment manager performs its own independent credit analysis of each borrower/issuer and of the collateral structure securing the Fund’s investment. The investment manager also considers the nature of the industry in which the borrower operates, the nature of the borrower's assets, and the general quality and creditworthiness of the borrower and of any shareholder or other entity providing credit support to the borrower.

Historically, corporate loans and corporate debt securities have required that the borrower or issuer comply with various restrictive covenants that accompanied the loan or security, which tended to conserve collateral held by the borrower that supports the loan or security. However, consistent with the characteristics of the prevailing loan market, the loans or securities in which the Fund generally invests have varied terms and conditions, but contain fewer or no restrictive covenants and are often referred to as “covenant lite” loans and debt securities. Covenant lite loans or securities may have tranches that contain fewer or no maintenance financial covenants, which require borrowers/issuers to meet financial requirements specified under the loan credit agreement that are tested regularly for compliance. The most common examples of maintenance financial covenants include maximum leverage and minimum interest coverage ratios. Because a covenant lite loan or debt security does not require the borrower to maintain these financial tests regularly, investors typically have less ability to declare a default, and therefore receive collateral in a timely manner, or to force restructurings and other capital changes on struggling borrowers compared to an otherwise similar loan that does contain maintenance financial covenants. The Fund may experience relatively greater difficulty or delays in enforcing its rights on its holdings of certain covenant lite loans and debt securities than its holdings of loans or securities with maintenance financial covenants. However, depending on the circumstances, there are often alternative sources of recourse portfolio managers can seek in order to protect their investments. Further, the Fund typically invests in a corporate loan or corporate debt security, including those that are covenant lite, if the investment manager judges that the borrower can meet the scheduled payments of interest and principal on the obligation and meets other creditworthiness criteria.

The Fund may invest in structured fixed income securities, including collateralized loan obligations (CLOs).

The Fund currently limits its investments in debt obligations of non-U.S. entities to no more than 25% of its total assets. The Fund currently invests predominantly in debt obligations that are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars.

The Fund currently does not intend to invest more than 25% of its net assets in the obligations of borrowers in any single industry, except that, under normal market conditions, the Fund invests more than 25% of its net assets in debt obligations of companies operating in the industry group consisting of financial institutions and their holding companies, including commercial banks, thrift institutions, insurance companies and finance companies. These firms, or "agent banks," may serve as administrators of corporate loans issued by other companies. For purposes of this restriction, the Fund currently considers such companies to include the borrower, the agent bank and any intermediate participant. The Fund may invest up to 100% of its net assets in loans where firms in such industry group are borrowers, agent banks or intermediate participants.

In addition to the Fund’s main investments, the Fund may invest up to 20% of its net assets in certain other types of debt obligations and equity or debt securities,

including, but not limited to, other secured, second lien, subordinated or unsecured corporate loans and corporate debt securities, fixed rate obligations of U.S. companies, non-U.S. entities and U.S. subsidiaries of non-U.S. entities and equity securities (including convertible securities, warrants and rights) to the extent that they are acquired in connection with or incidental to the Fund's other investment activities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 75% of its net assets in floating rate investments that are rated B- or higher at the time of purchase by a nationally recognized statistical rating organization (NRSRO) or, if unrated, are determined to be of comparable quality by the Fund’s investment manager.
FRANKLIN LOW DURATION TOTAL RETURN FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests primarily in debt securities, which may be represented by derivative investments that provide exposure to debt securities such as futures, options and swap agreements. The debt securities in which the Fund may invest include government and corporate debt securities, mortgage- and asset-backed securities, floating interest rate corporate loans and debt securities and municipal securities.

The Fund targets an estimated average portfolio duration of three (3) years or less. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors.

Under normal market conditions, the Fund invests primarily in investment grade debt securities and in unrated securities that the investment manager deems are of comparable quality. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

The Fund also may invest up to 20% of its total assets in non-investment grade securities, including up to 5% in securities rated lower than B- by S&P® Global Ratings (S&P) or Moody's Investors Services (Moody's), which may include defaulted securities. (In calculating the above non-investment grade debt limitations, the Fund combines its non-investment grade debt securities with the net long and short exposure to non-investment grade debt securities from derivative instruments.) Excluding derivatives, the Fund invests no more than 33% of its total assets in non-investment grade debt securities, including no more than 5% in securities rated lower than B- by S&P or Moody's, which may include defaulted securities. For purposes of the credit limitations above, non-investment grade debt securities include unrated securities that the investment manager deems are of comparable quality.

The Fund may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). Mortgage securities may include agency and non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs), including CMO floaters. The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. The Fund may also invest a small portion of its assets directly in whole mortgage loans.

To pursue its investment goal, the Fund regularly enters into various derivative transactions, including currency forwards, currency futures, interest rate/bond futures contracts and options on interest rate futures contracts, options on exchange-traded funds, swap agreements, including interest rate, fixed income total return, currency and credit default swaps, including credit default swap index tranches, options on interest rate and credit default swap indices. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The Fund may, at times, have significant exposure to treasury futures.

The Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

The Fund may invest a significant portion of its assets in structured fixed income securities, such as collateralized debt obligations (“CDOs”), which are generally a type of asset-backed securities. The Fund's investments in CDOs may include investments in collateralized loan obligations (CLOs), which are a type of CDO.

In pursuing its investment goals, the Fund may gain exposure to particular investments by investing directly in securities or other instruments or by investing in other mutual funds or exchange-traded funds that provide exposure to such investments.

In choosing investments, the Fund’s investment manager selects securities in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests primarily in debt securities, which may be represented by derivative investments that provide exposure to debt securities such as futures, options and swap agreements.
FRANKLIN TOTAL RETURN FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests primarily in debt securities, which may be represented by derivative investments that provide exposure to debt securities such as futures, options and swap agreements. The debt securities in which the Fund may invest include government and corporate debt securities, mortgage- and asset-backed securities, floating interest rate corporate loans and debt securities and municipal securities.

Under normal market conditions, the Fund invests primarily in investment grade debt securities and in unrated securities that the investment manager deems are of comparable quality. Derivatives whose reference securities are investment grade are considered by the Fund to be investment grade. The Fund's focus on the credit quality of its portfolio is intended to reduce credit risk and help to preserve the Fund's capital.

The Fund also may invest up to 20% of its total assets in non-investment grade securities, including up to 5% in securities rated lower than B- by S&P® Global Ratings (S&P) or Moody's Investors Services (Moody's), which may include defaulted securities. (In calculating the above non-investment grade debt limitations, the Fund combines its non-investment grade debt securities with the net long and short exposure to non-investment grade debt securities from derivative instruments.) Excluding derivatives, the Fund invests no more than 33% of its total assets in non-investment grade debt securities, including no more than 5% in securities rated lower than B- by S&P or Moody's, which may include defaulted securities. For purposes of the credit limitations above, non-investment grade debt securities include unrated securities that the investment manager deems are of comparable quality.

The Fund may invest up to 25% of its total assets in foreign securities, including up to 20% of its total assets in non-U.S. dollar denominated securities and up to 10% of its total assets in emerging market securities.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). Mortgage securities may include agency and non-agency residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS) and collateralized mortgage obligations (CMOs), including CMO floaters and CMO IOs (interest only). The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. The Fund may also invest a small portion of its assets directly in whole mortgage loans.

To pursue its investment goal, the Fund regularly enters into various derivative transactions, including currency forwards, currency futures, interest rate/bond futures contracts and options on interest rate futures contracts, options on exchange-traded funds, swap agreements, including interest rate, fixed income total return, currency and credit default swaps, including credit default swap index tranches, options on interest rate and credit default swap indices. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The Fund may, at times, have significant exposure to treasury futures.

The Fund may invest in mortgage dollar rolls. In a mortgage dollar roll, the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund earns money on a mortgage dollar roll from any difference between the sale price and the future purchase price, as well as the interest earned on the cash proceeds of the initial sale.

The Fund may invest a significant portion of its assets in structured fixed income securities, such as collateralized debt obligations (“CDOs”), which are generally a type of asset-backed securities. The Fund's investments in CDOs may include investments in collateralized loan obligations (CLOs), which are a type of CDO.

In pursuing its investment goals, the Fund may gain exposure to particular investments by investing directly in securities or other instruments or by investing in other mutual funds or exchange-traded funds that provide exposure to such investments.

In choosing investments, the Fund’s investment manager selects securities in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests primarily in debt securities, which may be represented by derivative investments that provide exposure to debt securities such as futures, options and swap agreements.
FRANKLIN LOW DURATION U.S. GOVERNMENT SECURITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in “U.S. government securities.” “U.S. government securities” include fixed-rate mortgage securities and adjustable-rate mortgage securities (ARMS) and other mortgage-backed securities, including collateralized mortgage obligations (CMOs), which are issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. The Fund also invests in direct obligations of the U.S. government, such as Treasury bills, bonds or notes, or its agencies instrumentalities or sponsored enterprises.

The Fund currently targets an estimated portfolio duration of 1 to 3.5 years. In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors.

Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. As the underlying mortgage loans are paid off, investors receive periodic principal and interest payments as well as any unscheduled principal prepayments on the underlying mortgage loans. The mortgage-backed securities purchased by the Fund may include bonds and notes issued or guaranteed by U.S. government-sponsored entities, such as the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) and by the Government National Mortgage Association (Ginnie Mae). The Fund currently focuses on mortgage-backed securities issued or guaranteed by Fannie Mae and Freddie Mac.

Government agency or instrumentality issues have different levels of credit support. Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. U.S. government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government.

Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a greater risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

To pursue its investment goal, the Fund may invest in certain interest rate-related derivative transactions, such as interest rate futures contracts and options on interest rate/bond futures. The use of these derivative transactions may allow the Fund to obtain net long or short exposures to selected interest rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio investments and to manage the duration of the Fund’s portfolio.

The Fund may invest up to 20% of its net assets in other securities, including Asset Backed Securities (ABS) and non-agency CMOs, issued by a private entity.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in “U.
Franklin Long Duration Credit Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities. For purposes of the Fund’s investment goal, the investment manager considers “risk-adjusted returns” to mean the calculation of the return (or potential return) on an investment when compared to the Fund’s benchmark.

Under normal market conditions, the Fund seeks to maintain a dollar-weighted average effective portfolio duration within one year (plus or minus) of the portfolio duration of the securities comprising the Fund’s benchmark, the Bloomberg U.S. Long Credit Index. As of January 31, 2026, the portfolio duration of the Bloomberg U.S. Long Credit Index was approximately 12.47 years. The dollar-weighted average effective duration of the Fund may fall outside of its expected range due to market movements or during the management of significant cash flows into and out of the Fund. In these circumstances, the investment manager will take action to bring the Fund’s dollar-weighted average effective duration back within its expected range within a reasonable period of time. The dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be more than ten years.

Under normal market conditions, the Fund invests predominately in investment grade securities. Under normal circumstances, the Fund’s investments will be U.S. dollar-denominated, although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, a foreign government or its agencies and instrumentalities or a supranational organization. The Fund’s investments may include various types of bonds and debt securities, including corporate bonds, U.S. money market securities, municipal securities, U.S. government and agency obligations, cash or cash equivalents, private placements and restricted securities, and Rule 144A securities that have characteristics (i.e., rated investment grade or higher by ratings agencies) and liquidity (i.e., trade in secondary markets to a comparable degree and/or have registration rights) resembling investments eligible for inclusion in the Fund’s benchmark. The Fund may also enter into U.S. Treasury futures contracts for hedging purposes and to manage duration or cash flows.

The investment manager’s investment process for the Fund is comprised of three pillars: bottom-up security selection, portfolio construction analysis and risk management. A team of credit research analysts conducts fundamental analysis to identify mispriced bonds and other securities that would add value to the portfolio. Portfolio managers utilize these best research ideas in security selection and seek to aggregate them into a diversified portfolio that balances risks with the potential to generate total return. Lastly, risk management professionals employ quantitative analysis and stress test portfolios through different interest rate and credit spread scenarios consistent with an objective of mitigating risk relative to the benchmark.

The investment manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. Consequently, the Fund's portfolio turnover rate may exceed 100% per year. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities.